Schedule of Measurement Period Adjustments of PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2022
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash and cash equivalents			$ 0
Accounts receivable and unbilled revenue			0
Other current assets			14,465
Fixed assets			(6,137)
Operating lease right-of-use assets			(11,744)
Goodwill			70,436
Intangible assets			44,000
Deferred tax assets			(147,039)
Other assets			(1,166)
Accounts payable			0
Accrued expenses and other current liabilities			(37,496)
Current portion of operating lease liabilities			1,865
Unearned Revenue			19,623
Non-current portion of operating lease liabilities			10,454
Non-current deferred tax liabilities			193,837
Other non-current liabilities			$ (151,098)
Amortization adjustment		$ 2,200
Accounting Standards Update 2021-08
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Unearned Revenue	$ 16,000